Share-Based Payment (Details) - Schedule of classification of stock-based compensation $ in Thousands	3 Months Ended
Sep. 30, 2021 USD ($)
Schedule of classification of stock-based compensation [Abstract]
Cost of sales	$ 2,306
General and administrative	44,164
Research and development expenses	8,303
Selling and marketing expenses	3,518
Construction in process	103
Total	$ 58,394